Note 16 - Income Tax (Details) - Provision for (Recovery of) Income Tax (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred
Deferred	$ (23,868)	$ (18,660)	$ (64,512)
Total	22,624	21,007	(43,823)
CANADA
Current
Current	11,137	5,771	4,630
Deferred
Deferred	(7,627)	364	(275)
UNITED STATES
Current
Current	3,008	18,139	8,839
Deferred
Deferred	(2,435)	(14,500)	(67,279)
AUSTRALIA
Current
Current	11,088	8,526	7,206
Deferred
Deferred	(1,079)	(743)	(729)
Foreign Tax Authority [Member]
Current
Current	11,860	4,729	3,708
Deferred
Deferred	(3,328)	(1,279)	77
Current Income Tax [Member]
Current
Current	37,093	37,165	24,383
Deferred Income Tax [Member]
Deferred
Deferred	$ (14,469)	$ (16,158)	$ (68,206)